Subsequent events (Details) - Subsequent events ¥ in Thousands, $ in Thousands	1 Months Ended	4 Months Ended
	Apr. 30, 2026 CNY (¥)	Apr. 30, 2026 CNY (¥)	Apr. 30, 2026 USD ($)
Subsequent events
Related party loan from management	¥ 1,100	¥ 1,100	$ 157
Percentage of annual interest on loan	6.00%
Loans to repaid within the maturity		1 year